LOAN PAYABLES, EIDL (Details Narrative) - USD ($)	Jul. 15, 2020	Jun. 13, 2020	Jun. 12, 2024
Interest rate percentage			150.00%
Global AA Group, Inc. [Member] | Economic Injury Disaster Loan [Member]
Loan principal amount		$ 150,000
Interest rate percentage		3.75%
Loan first payment date		May 14, 2021
Loan monthly payable amount		$ 731
Loan payment period		thirty years
Grant received		$ 10,000
Global BB Group, Inc. [Member] | Economic Injury Disaster Loan [Member]
Loan principal amount		$ 150,000
Interest rate percentage		3.75%
Loan first payment date		May 14, 2021
Loan monthly payable amount		$ 731
Loan payment period		thirty years
Grant received		$ 10,000
Global JJ Group, Inc. [Member] | Economic Injury Disaster Loan [Member]
Loan principal amount	$ 150,000
Interest rate percentage	3.75%
Loan first payment date	May 14, 2021
Loan monthly payable amount	$ 731
Loan payment period	thirty years